Payden Limited Maturity Fund

Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (30%
)
10,312,843 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.314%), 6.65%, 6/15/36 (a)(b) $ 10,261
3,506,577 ACRES Commercial Realty Ltd. 2021-FL2
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.514%), 6.85%, 1/15/37 (a)(b) 3,488
820,875 AEP Texas Restoration Funding LLC 2019-1,
2.06%, 2/01/27  816
2,129,638 Ally Auto Receivables Trust 2023-1, 5.76%,
11/15/26  2,131
2,900,885 Ally Bank Auto Credit-Linked Notes Series
2024-A 144A, 5.68%, 5/17/32 (a) 2,920
615,426 American Credit Acceptance Receivables Trust
2023-2 144A, 5.89%, 10/13/26 (a) 615
2,150,375 American Credit Acceptance Receivables Trust
2024-1 144A, 5.61%, 1/12/27 (a) 2,149
6,931,431 American Credit Acceptance Receivables Trust
2024-2 144A, 5.90%, 2/12/27 (a) 6,938
1,190,866 American Credit Acceptance Receivables Trust
2023-3 144A, 6.00%, 3/12/27 (a) 1,191
1,686,941 American Credit Acceptance Receivables Trust
2023-4 144A, 6.20%, 6/14/27 (a) 1,689
6,650,000 American Credit Acceptance Receivables Trust
2024-3 144A, 5.76%, 11/12/27 (a) 6,665
4,000,000 AmeriCredit Automobile Receivables Trust
2024-1, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.600%), 5.94%,
2/18/28 (b) 4,000
5,000,000 Apidos CLO XII 2013-12A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.450%),
6.75%, 4/15/31 (a)(b) 5,000
5,000,000 Apidos CLO XXXII 2019-32A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.100%), 6.38%, 1/20/33 (a)(b) 5,001
3,500,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.450%),
6.79%, 1/15/37 (a)(b) 3,469
4,500,000 ARES Loan Funding III Ltd. , (3 mo. Term
Secured Overnight Financing Rate + 1.270%),
0.00%, 7/25/36 (a)(b)(c) 4,500
6,540,966 Ares XXXVII CLO Ltd. 2015-4A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.080%), 6.38%, 10/15/30 (a)(b) 6,541
3,700,000 ARI Fleet Lease Trust 2023-B 144A, 6.05%,
7/15/32 (a) 3,723
8,240,000 ARI Fleet Lease Trust 2024-A 144A, 5.30%,
11/15/32 (a) 8,245
4,200,000 ARI Fleet Lease Trust 2024-B 144A, 5.54%,
4/15/33 (a) 4,229
4,159,699 Atrium XIII 13A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.150%), 6.43%,
11/21/30 (a)(b) 4,168
4,150,640 Bain Capital Credit CLO 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.080%), 0.00%, 7/19/31 (a)(b)(c) 4,151
5,000,000 Bain Capital Credit CLO 2019-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.130%), 6.42%, 10/17/32 (a)(b) 5,000
987,069 Bank of America Auto Trust 2023-1A 144A,
5.83%, 5/15/26 (a) 988
Principal
or Shares Security Description
Value
(000)
5,500,000 Barclays Dryrock Issuance Trust 2021-1, 0.63%,
7/15/27  $ 5,468
2,436,860 BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.464%), 6.80%,
12/16/36 (a)(b) 2,423
4,500,000 Benefit Street Partners CLO XIX Ltd. 2019-19A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.180%), 6.48%, 1/15/33 (a)(b) 4,500
3,434,372 BMW Canada Auto Trust 2024-1A 144A,
5.03%, 4/20/26 CAD (a)(d) 2,492
4,640,775 BMW Vehicle Owner Trust 2023-A, 5.72%,
4/27/26  4,642
4,000,000 Bridgecrest Lending Auto Securitization Trust
2024-3, 5.54%, 2/16/27  4,002
7,600,000 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 7.59%, 9/15/35 (a)(b) 7,673
3,440,904 BSPRT Issuer Ltd. 2021-FL7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.434%),
6.76%, 12/15/38 (a)(b) 3,420
5,000,000 Buttermilk Park CLO Ltd. 2018-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.370%), 6.67%, 10/15/31 (a)(b) 5,000
1,203,321 CarMax Auto Owner Trust 2023-1, 5.23%,
1/15/26  1,203
5,984,526 CarMax Auto Owner Trust 2023-4, 6.08%,
12/15/26  6,007
4,050,000 CarMax Auto Owner Trust 2024-3, 5.21%,
9/15/27  4,054
44,035 Carvana Auto Receivables Trust 2021-P2,
0.49%, 3/10/26  44
553,836 Carvana Auto Receivables Trust 2023-P1 144A,
6.02%, 4/10/26 (a) 554
1,493,965 Carvana Auto Receivables Trust 2023-P2 144A,
5.98%, 8/10/26 (a) 1,494
973,803 Carvana Auto Receivables Trust 2023-P3 144A,
6.09%, 11/10/26 (a) 975
3,806,877 Carvana Auto Receivables Trust 2021-P4,
1.31%, 1/11/27  3,733
2,019,169 Carvana Auto Receivables Trust 2023-P4 144A,
6.23%, 1/11/27 (a) 2,023
4,568,931 Carvana Auto Receivables Trust 2022-P1,
3.35%, 2/10/27  4,517
3,380,454 Carvana Auto Receivables Trust 2024-P1 144A,
5.50%, 8/10/27 (a) 3,381
4,000,000 Carvana Auto Receivables Trust 2024-P2,
5.63%, 11/10/27  4,011
4,668,447 CCG Receivables Trust 2023-1 144A, 5.82%,
9/16/30 (a) 4,690
1,950,000 Chase Auto Owner Trust 2024-4A 144A, 5.25%,
9/27/27 (a) 1,951
1,195,496 Chesapeake Funding II LLC 2021-1A 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 0.344%), 5.68%, 4/15/33 (a)(b) 1,196
3,377,736 Chesapeake Funding II LLC 2024-1A 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 0.770%), 6.11%, 5/15/36 (a)(b) 3,385
900,000 Cifc Funding Ltd. 2014-4RA 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.212%),
6.50%, 1/17/35 (a)(b) 900
1,877,209 CIFC Funding Ltd. 2015-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.132%),
6.41%, 4/19/29 (a)(b) 1,879

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
4,032,160 CNH Equipment Trust 2023-B, 5.90%, 2/16/27  $ 4,040
255,600 Commonbond Student Loan Trust 2017-AGS
144A, (1 mo. Term Secured Overnight Financing
Rate + 0.964%), 6.31%, 5/25/41 (a)(b) 253
3,076,399 Crestline Denali CLO XVII Ltd. 2018-1A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.130%), 6.43%, 10/15/31 (a)(b) 3,076
3,300,000 Daimler Trucks Retail Trust 2024-1, 5.60%,
4/15/26  3,304
5,000,000 Dell Equipment Finance Trust 2023-1 144A,
5.65%, 9/22/28 (a) 5,013
3,332,206 Dell Equipment Finance Trust 2023-2 144A,
5.84%, 1/22/29 (a) 3,334
2,164,771 Dell Equipment Finance Trust 2023-3 144A,
6.10%, 4/23/29 (a) 2,170
4,300,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 3,933
2,020,033 DLLAA LLC 2023-1A 144A, 5.93%, 7/20/26 (a) 2,025
1,300,000 DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a) 1,300
7,250,000 Drive Auto Receivables Trust 2024-1, 5.35%,
2/15/28  7,256
5,036,791 Dryden Senior Loan Fund 2015-40A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.150%), 6.47%, 8/15/31 (a)(b) 5,037
4,700,000 Enterprise Fleet Financing LLC 2024-2 144A,
5.74%, 12/20/26 (a) 4,731
4,000,000 Enterprise Fleet Financing LLC 2024-3 144A,
5.31%, 4/20/27 (a) 4,012
1,221,021 Enterprise Fleet Financing LLC 2021-3 144A,
0.77%, 8/20/27 (a) 1,208
9,100,000 Enterprise Fleet Financing LLC 2024-1 144A,
5.23%, 3/20/30 (a) 9,127
227,280 Exeter Automobile Receivables Trust 2023-4A,
6.07%, 12/15/25  227
2,060,451 Exeter Automobile Receivables Trust 2023-3A,
6.04%, 7/15/26  2,060
1,950,000 Exeter Automobile Receivables Trust 2023-4A,
6.06%, 9/15/26  1,951
6,200,000 Exeter Automobile Receivables Trust 2024-3A,
5.82%, 2/15/27  6,205
3,400,000 Exeter Automobile Receivables Trust 2024-4A,
5.28%, 8/15/30  3,407
510,281 Flagship Credit Auto Trust 2021-4 144A,
0.81%, 7/17/26 (a) 508
615,938 Flagship Credit Auto Trust 2022-1 144A,
1.79%, 10/15/26 (a) 612
1,207,598 Flagship Credit Auto Trust 2023-1 144A,
5.38%, 12/15/26 (a) 1,206
5,928,218 Flagship Credit Auto Trust 2023-2 144A,
5.76%, 4/15/27 (a) 5,928
2,402,976 Flagship Credit Auto Trust 2023-3 144A,
5.89%, 7/15/27 (a) 2,406
1,252,670 Flatiron CLO Ltd. 2017-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.242%),
6.56%, 5/15/30 (a)(b) 1,254
1,700,000 Ford Credit Auto Lease Trust 2024-B, 5.18%,
2/15/27  1,702
7,700,000 Ford Credit Floorplan Master Owner Trust A
Series 2024-1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.750%),
6.09%, 4/15/29 (a)(b) 7,713
Principal
or Shares Security Description
Value
(000)
6,392,543 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.334%),
6.66%, 5/16/38 (a)(b) $ 6,344
2,565,000 FS Rialto Issuer LLC 2022-FL6 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.580%), 7.92%, 8/17/37 (a)(b) 2,574
1,979,721 FS Rialto-Fl4 Issuer LLC 2022-FL4 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.900%), 7.24%, 1/19/39 (a)(b) 1,978
3,306,014 GM Financial Automobile Leasing Trust 2023-2,
5.44%, 10/20/25  3,305
9,665,000 GM Financial Automobile Leasing Trust 2023-2,
5.05%, 7/20/26  9,651
2,317,365 GM Financial Consumer Automobile Receivables
Trust 2023-1, 5.19%, 3/16/26  2,316
2,801,311 GM Financial Consumer Automobile Receivables
Trust 2023-3, 5.74%, 9/16/26  2,804
2,162,647 GM Financial Consumer Automobile Receivables
Trust 2024-1, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.400%), 5.74%,
2/16/27 (b) 2,164
2,500,000 GMF Floorplan Owner Revolving Trust 2024-
1A 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.750%), 6.09%,
3/15/29 (a)(b) 2,503
4,200,000 Goldentree Loan Management U.S. CLO Ltd.
2019-5A, (3 mo. Term Secured Overnight
Financing Rate + 1.070%), 0.00%, 10/20/32 (a)
(b)(c) 4,200
8,800,000 GreatAmerica Leasing Receivables Funding LLC
Series 2022-1 144A, 5.08%, 9/15/26 (a) 8,786
416,953 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.294%), 6.62%, 9/15/37 (a)(b) 418
4,115,381 Honda Auto Receivables Owner Trust 2023-2,
5.41%, 4/15/26  4,113
5,050,000 HPEFS Equipment Trust 2023-2A 144A,
6.04%, 1/21/31 (a) 5,066
4,900,000 HPS Loan Management Ltd. 13A-18 144A, (3
mo. Term Secured Overnight Financing Rate +
1.400%), 6.70%, 10/15/30 (a)(b) 4,900
1,825,289 Hyundai Auto Lease Securitization Trust 2023-B
144A, 5.47%, 9/15/25 (a) 1,825
5,527,338 Hyundai Auto Lease Securitization Trust 2023-C
144A, 5.85%, 3/16/26 (a) 5,540
4,500,000 Hyundai Auto Lease Securitization Trust 2023-B
144A, 5.15%, 6/15/26 (a) 4,495
8,700,000 Hyundai Auto Lease Securitization Trust 2023-C
144A, 5.80%, 12/15/26 (a) 8,771
3,519,085 Hyundai Auto Receivables Trust 2023-B, 5.77%,
5/15/26  3,523
3,464,726 John Deere Owner Trust 2023-B, 5.59%,
6/15/26  3,465
4,989,884 KREF Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.184%),
6.52%, 2/15/39 (a)(b) 4,934
5,987,019 Kubota Credit Owner Trust 2023-2A 144A,
5.61%, 7/15/26 (a) 5,993
4,602,538 LAD Auto Receivables Trust 2024-1A 144A,
5.44%, 11/16/26 (a) 4,599
1,700,000 LCM Ltd. 31A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.280%), 6.56%,
7/20/34 (a)(b) 1,700

Principal
or Shares Security Description
Value
(000)
5,000,000 LCM Ltd. 41A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.460%), 6.76%,
4/15/36 (a)(b) $ 5,009
3,009,145 LCM XXIV Ltd. 24A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.242%),
6.52%, 3/20/30 (a)(b) 3,014
1,610,548 Madison Park Funding XXX Ltd. 2018-30A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.012%), 6.31%, 4/15/29 (a)(b) 1,611
628,880 Mercedes-Benz Auto Receivables Trust 2023-1,
5.09%, 1/15/26  628
5,676,368 MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.350%), 6.69%,
2/19/37 (a)(b) 5,627
4,438,194 MMAF Equipment Finance LLC 2023-A 144A,
5.79%, 11/13/26 (a) 4,447
3,600,000 MMAF Equipment Finance LLC 2024-A 144A,
5.20%, 9/13/27 (a) 3,598
838,408 MMAF Equipment Finance LLC 2022-A 144A,
3.20%, 1/13/28 (a) 825
890,613 Navient Private Education Refi Loan Trust 2021-
A 144A, 0.84%, 5/15/69 (a) 797
314,540 Navient Private Education Refi Loan Trust 2020-
GA 144A, 1.17%, 9/16/69 (a) 288
2,250,000 Navistar Financial Dealer Note Master Owner
Trust II 2023-1 144A, 6.18%, 8/25/28 (a) 2,270
5,000,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-49A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.150%), 6.43%,
7/25/35 (a)(b) 5,000
4,500,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-51A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.280%), 6.57%,
10/23/36 (a)(b) 4,500
3,793,039 Nissan Auto Lease Trust 2023-B, 5.74%,
8/15/25  3,793
165,519 Nissan Auto Receivables Owner Trust 2022-B,
4.50%, 8/15/25  165
4,500,000 Nissan Master Owner Trust Receivables 2024-
A 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.670%), 6.01%,
2/15/28 (a)(b) 4,510
2,006,522 OCP CLO Ltd. 2014-6A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.150%),
6.44%, 10/17/30 (a)(b) 2,007
3,628,645 Palmer Square Loan Funding Ltd. 2022-3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.100%), 6.40%, 4/15/31 (a)(b) 3,631
5,600,000 Palmer Square Loan Funding Ltd. 2024-3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.080%), 6.42%, 8/08/32 (a)(b) 5,598
7,520,000 PFS Financing Corp. 2021-B 144A, 0.77%,
8/15/26 (a) 7,503
9,100,000 PFS Financing Corp. 2024-A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.850%), 6.19%, 1/15/28 (a)(b) 9,138
1,144,168 Porsche Financial Auto Securitization Trust
2023-1A 144A, 5.42%, 12/22/26 (a) 1,144
4,447,143 Regatta XIII Funding Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.100%), 6.40%, 7/15/31 (a)(b) 4,447
Principal
or Shares Security Description
Value
(000)
2,300,000 Regatta XIII Funding Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 6.80%, 7/15/31 (a)(b) $ 2,300
4,231,326 Regatta XIV Funding Ltd. 2018-3A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.100%), 6.38%, 10/25/31 (a)(b) 4,231
6,700,000 Regatta XIV Funding Ltd. 2018-3A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 6.78%, 10/25/31 (a)(b) 6,700
3,300,000 Regatta XV Funding Ltd. 2018-4A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.550%), 6.83%, 10/25/31 (a)(b) 3,300
5,000,000 RR Ltd. 2022-24A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.730%), 7.03%,
1/15/36 (a)(b) 5,020
1,017,385 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 5.72%, 8/16/32 (a) 1,017
1,844,126 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 6.45%, 12/15/32 (a) 1,851
1,865,454 Santander Bank Auto Credit-Linked Notes 2023-
A 144A, 6.49%, 6/15/33 (a) 1,877
232,190 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 231
419,342 Santander Drive Auto Receivables Trust 2022-5,
4.11%, 8/17/26  419
4,114,097 Santander Drive Auto Receivables Trust 2024-1,
5.71%, 2/16/27  4,117
3,577,433 Santander Drive Auto Receivables Trust 2023-4,
6.18%, 2/16/27  3,582
4,652,282 Santander Drive Auto Receivables Trust 2023-5,
6.31%, 7/15/27  4,665
6,432,621 SBNA Auto Receivables Trust 2024-A 144A,
5.70%, 3/15/27 (a) 6,433
1,689,077 SFS Auto Receivables Securitization Trust 2023-
1A 144A, 5.89%, 3/22/27 (a) 1,692
4,340,988 SFS Auto Receivables Securitization Trust 2024-
1A 144A, 5.35%, 6/21/27 (a) 4,338
297,734 SoFi Consumer Loan Program Trust 2023-1S
144A, 5.81%, 5/15/31 (a) 298
3,527,722 STWD Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.314%),
6.65%, 4/18/38 (a)(b) 3,489
6,617,925 Symphony CLO XX Ltd. 2018-20A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.100%), 6.39%, 1/16/32 (a)(b) 6,618
4,708,444 Tesla Auto Lease Trust 2023-B 144A, 6.02%,
9/22/25 (a) 4,715
5,300,000 THL Credit Wind River CLO Ltd. 2018-2A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.200%), 6.50%, 7/15/30 (a)(b) 5,300
4,293,704 TIAA CLO IV Ltd. 2018-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.140%),
6.42%, 1/20/32 (a)(b) 4,294
120,222 Towd Point Mortgage Trust 2017-5 144A, (1
mo. Term Secured Overnight Financing Rate +
0.714%), 6.06%, 2/25/57 (a)(b) 123
2,666,981 Toyota Auto Receivables Owner Trust 2023-A,
5.05%, 1/15/26  2,665
4,339,213 Toyota Lease Owner Trust 2023-B 144A, 5.73%,
4/20/26 (a) 4,346
6,118,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 5,849

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
3,300,000 Verizon Master Trust 2024-1, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.650%), 5.99%, 12/20/28 (b) $ 3,312
6,301,850 Volkswagen Auto Lease Trust 2023-A, 5.87%,
1/20/26  6,309
1,520,483 Volkswagen Auto Loan Enhanced Trust 2023-1,
5.50%, 12/21/26  1,521
4,389,848 Voya CLO Ltd. 2016-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.150%),
6.43%, 10/18/31 (a)(b) 4,395
6,276,107 Voya CLO Ltd. 2015-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.150%),
6.43%, 10/20/31 (a)(b) 6,284
2,242,690 Westlake Automobile Receivables Trust 2023-
1A 144A, 5.51%, 6/15/26 (a) 2,242
4,240,716 Westlake Automobile Receivables Trust 2023-
3A 144A, 5.96%, 10/15/26 (a) 4,244
1,000,000 Westlake Automobile Receivables Trust 2023-
2A 144A, 5.80%, 2/16/27 (a) 1,002
2,930,000 Westlake Automobile Receivables Trust 2024-
1A 144A, 5.44%, 5/17/27 (a) 2,933
3,760,000 Westlake Automobile Receivables Trust 2023-
3A 144A, 5.82%, 5/17/27 (a) 3,781
3,550,000 Westlake Automobile Receivables Trust 2024-
2A 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.660%), 6.00%,
8/16/27 (a)(b) 3,551
2,388,573 World Omni Auto Receivables Trust 2021-B,
0.42%, 6/15/26  2,356
3,374,629 World Omni Auto Receivables Trust 2023-A,
5.18%, 7/15/26  3,371
1,251,212 World Omni Automobile Lease Securitization
Trust 2023-A, 5.47%, 11/17/25  1,251
Total Asset Backed (Cost - $599,000)
600,032
Commercial Paper(c) (6%
)
10,000,000 Ameren Corp. , 5.52%, 8/14/24  9,979
10,000,000 Bank of Nova Scotia , 6.00%, 10/17/24  9,885
15,000,000 Centerpoint Energy Inc. , 5.45%, 8/08/24  14,982
15,000,000 Dominion Resources Services Inc. , 5.54%,
8/26/24  14,941
14,000,000 Fiserv, Inc. , 5.40%, 8/01/24  13,998
10,000,000 Fiserv, Inc. , 5.48%, 8/05/24  9,992
5,000,000 Glencore Funding LLC , 5.51%, 8/07/24  4,995
10,000,000 Marriott International, Inc. , 5.53%, 8/01/24  9,998
15,000,000 Sempra Infrastructure LLC , 5.50%, 8/05/24  14,989
10,000,000 Toronto-Dominion Bank , 6.00%, 9/04/24  9,948
Total Commercial Paper (Cost - $113,713)
113,707
Corporate Bond (39%
)
Financial  (22%)
9,500,000 ABN AMRO Bank NV 144A, (Secured
Overnight Financing Rate + 1.780%), 7.15%,
9/18/27 (a)(b) 9,657
13,950,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust 3NC1, 1.75%, 10/29/24  13,807
1,750,000 Air Lease Corp. , 2.88%, 1/15/26  1,692
2,980,000 Ally Financial Inc. , 5.75%, 11/20/25  2,991
2,305,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.760%), 6.13%, 2/13/26 (b)
(e) 2,314
4,680,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.999%), 4.99%, 5/01/26 (b) 4,668
Principal
or Shares Security Description
Value
(000)
4,260,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.330%), 6.34%, 10/30/26 (b) $ 4,323
8,435,000 American Express Co. , (Secured Overnight
Financing Rate + 0.970%), 6.34%, 7/28/27 (b) 8,474
4,730,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 6.30%, 7/26/28 (b) 4,740
1,500,000 Antares Holdings LP 144A, 8.50%, 5/18/25 (a) 1,520
4,820,000 Aon North America Inc. , 5.13%, 3/01/27  4,876
2,438,000 Ares Capital Corp. , 3.25%, 7/15/25  2,385
8,125,000 Australia & New Zealand Banking Group Ltd. ,
5.38%, 7/03/25  8,152
10,000,000 Banco Santander SA , (U.S. Secured Overnight
Financing Rate + 1.120%), 6.53%, 7/15/28 (b) 10,010
6,625,000 Bank of America N.A. , 5.65%, 8/18/25  6,671
6,425,000 Bank of Montreal , 5.20%, 12/12/24  6,420
9,930,000 Bank of Montreal , 5.92%, 9/25/25  10,031
9,430,000 Bank of Nova Scotia , (Secured Overnight
Financing Rate + 1.080%), 6.47%, 8/01/29 (b) 9,442
4,510,000 Banque Federative du Credit Mutuel SA 144A,
(Secured Overnight Financing Rate + 1.400%),
6.81%, 7/13/26 (a)(b) 4,573
4,270,000 Banque Federative du Credit Mutuel SA 144A,
5.09%, 1/23/27 (a) 4,289
1,905,000 Blackstone Private Credit Fund , 2.70%, 1/15/25  1,878
2,660,000 Blackstone Secured Lending Fund , 5.88%,
11/15/27  2,681
1,883,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  1,847
8,542,000 Blue Owl Credit Income Corp. , 5.50%, 3/21/25  8,521
3,250,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 0.570%), 5.94%, 1/14/25 (a)
(b) 3,253
4,810,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 0.960%), 6.36%, 9/25/25 (a)
(b) 4,838
900,000 BPCE SA 144A, 5.20%, 1/18/27 (a) 906
8,940,000 Canadian Imperial Bank of Commerce , (Secured
Overnight Financing Rate + 0.420%), 5.79%,
10/18/24 (b) 8,943
9,905,000 Canadian Imperial Bank of Commerce , (U.S.
Secured Overnight Financing Rate + 1.220%),
6.62%, 10/02/26 (b) 10,006
1,196,000 Capital One N.A. , (U.S. Secured Overnight
Financing Rate + 0.911%), 2.28%, 1/28/26 (b) 1,176
3,010,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (a) 2,926
2,715,000 Citibank N.A. , (Secured Overnight Financing
Rate + 0.708%), 6.07%, 8/06/26 (b) 2,715
2,070,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.686%), 6.10%, 10/30/24 (b) 2,071
5,570,000 Citizens Bank N.A. , (U.S. Secured Overnight
Financing Rate + 1.450%), 6.06%, 10/24/25 (b) 5,557
7,265,000 Commonwealth Bank of Australia , 5.08%,
1/10/25  7,257
4,395,000 Commonwealth Bank of Australia 144A, (U.S.
Secured Overnight Financing Rate + 0.750%),
6.12%, 3/13/26 (a)(b) 4,416
7,990,000 Credit Agricole SA 144A, (U.S. Secured
Overnight Financing Rate + 1.290%), 6.66%,
7/05/26 (a)(b)(e) 8,083
8,595,000 Credit Agricole SA 144A, 5.13%, 3/11/27 (a) 8,672
3,950,000 CubeSmart LP , 4.00%, 11/15/25  3,891
2,980,000 Daimler Truck Finance North America LLC
144A, 5.60%, 8/08/25 (a) 2,992

Principal
or Shares Security Description
Value
(000)
3,965,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.950%), 5.43%, 3/01/28 (a)(b) $ 4,015
855,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (a) 862
6,640,000 GA Global Funding Trust 144A, (U.S. Secured
Overnight Financing Rate + 0.500%), 5.87%,
9/13/24 (a)(b) 6,641
8,620,000 Goldman Sachs Bank USA , (U.S. Secured
Overnight Financing Rate + 0.777%), 5.28%,
3/18/27 (b) 8,657
6,950,000 Goldman Sachs Bank USA , (U.S. Secured
Overnight Financing Rate + 0.750%), 6.13%,
5/21/27 (b) 6,955
5,000,000 Goldman Sachs Group Inc. , 5.70%, 11/01/24  5,002
7,865,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.075%), 5.80%,
8/10/26 (b) 7,905
3,637,000 Huntington National Bank , (U.S. Secured
Overnight Financing Rate + 1.215%), 5.70%,
11/18/25 (b) 3,636
1,625,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  1,560
7,875,000 Jefferies Financial Group Inc. , 6.05%, 3/12/25  7,875
4,100,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.190%), 5.04%, 1/23/28 (b) 4,119
4,865,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 5.57%, 4/22/28 (b) 4,957
5,460,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 6.30%, 7/22/28 (b) 5,471
2,250,000 Macquarie Bank Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 1.200%), 6.57%,
12/07/26 (a)(b) 2,276
3,620,000 Macquarie Bank Ltd. 144A, (Secured Overnight
Financing Rate + 0.920%), 6.29%, 7/02/27 (a)
(b)(e) 3,636
3,890,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.710%), 6.08%,
10/14/25 (a)(b) 3,891
6,430,000 Mitsubishi UFJ Financial Group Inc. , (U.S.
Secured Overnight Financing Rate + 0.940%),
6.30%, 2/20/26 (b) 6,447
1,785,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b) 1,766
9,660,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.020%), 6.39%, 4/13/28 (b) 9,692
9,765,000 Morgan Stanley Bank N.A. , (U.S. Secured
Overnight Financing Rate + 1.165%), 6.58%,
10/30/26 (b) 9,879
4,775,000 Morgan Stanley Bank N.A. , (U.S. Secured
Overnight Financing Rate + 1.080%), 4.95%,
1/14/28 (b) 4,786
3,350,000 Morgan Stanley Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.940%), 6.30%,
7/14/28 (b) 3,359
885,000 Nasdaq Inc. , 5.65%, 6/28/25  888
5,705,000 National Bank of Canada , (Secured Overnight
Financing Rate + 1.030%), 6.43%, 7/02/27 (b) 5,720
3,930,000 NatWest Markets PLC 144A, (U.S. Secured
Overnight Financing Rate + 0.530%), 5.90%,
8/12/24 (a)(b) 3,930
5,425,000 New York Life Global Funding 144A, 5.45%,
9/18/26 (a) 5,505
Principal
or Shares Security Description
Value
(000)
4,855,000 PNC Financial Services Group Inc. , (Secured
Overnight Financing Rate + 1.730%), 6.62%,
10/20/27 (b) $ 5,029
1,895,000 PNC Financial Services Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.342%), 5.30%,
1/21/28 (b) 1,913
900,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (a) 902
1,815,000 Principal Life Global Funding II 144A, 5.00%,
1/16/27 (a) 1,826
2,465,000 Protective Life Global Funding 144A, 4.99%,
1/12/27 (a) 2,479
1,885,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 1,782
5,970,000 Royal Bank of Canada GMTn, 4.95%, 4/25/25  5,959
2,045,000 Royal Bank of Canada , 4.88%, 1/19/27  2,055
9,250,000 Royal Bank of Canada , (U.S. Secured Overnight
Financing Rate + 0.790%), 6.16%, 7/23/27 (b)
(e) 9,261
1,545,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.232%), 6.12%,
5/31/27 (b) 1,566
3,445,000 Skandinaviska Enskilda Banken AB 144A,
5.13%, 3/05/27 (a) 3,485
2,995,000 Starwood Property Trust Inc. , 4.75%, 3/15/25  2,972
7,595,000 Sumitomo Mitsui Financial Group Inc. , (U.S.
Secured Overnight Financing Rate + 1.430%),
6.80%, 1/13/26 (b) 7,701
4,825,000 Sumitomo Mitsui Financial Group Inc. , (U.S.
Secured Overnight Financing Rate + 1.170%),
6.54%, 7/09/29 (b) 4,864
4,625,000 Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S.
Secured Overnight Financing Rate + 0.440%),
5.81%, 9/16/24 (a)(b) 4,626
4,920,000 Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S.
Secured Overnight Financing Rate + 1.120%),
6.49%, 3/09/26 (a)(b)(e) 4,968
7,275,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 6.69%, 4/25/26 (b)
(e) 7,336
3,815,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.71%, 4/22/28 (b) 3,890
8,910,000 Wells Fargo Bank N.A. , 5.55%, 8/01/25  8,959
8,525,000 Wells Fargo Bank N.A. , 4.81%, 1/15/26  8,529
900,000 XHR LP 144A, 6.38%, 8/15/25 (a) 901
434,097
Industrial  (12%)
735,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (a) 752
3,030,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 2,933
2,970,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 2,902
4,580,000 American Honda Finance Corp. , (U.S. Secured
Overnight Financing Rate + 0.920%), 6.29%,
1/12/26 (b)(e) 4,609
607,000 Avery Dennison Corp. , 0.85%, 8/15/24  606
2,415,000 BAE Systems PLC 144A, 5.00%, 3/26/27 (a) 2,427
2,590,000 Baxter International Inc. , (Secured Overnight
Financing Rate + 0.440%), 5.82%, 11/29/24 (b) 2,590
8,425,000 BMW U.S. Capital LLC 144A, 5.30%,
8/11/25 (a) 8,447

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
9,825,000 BMW U.S. Capital LLC 144A, 4.90%,
4/02/27 (a) $ 9,899
5,555,000 Bristol-Myers Squibb Co. , 4.95%, 2/20/26  5,583
1,200,000 Bristol-Myers Squibb Co. , 4.90%, 2/22/27  1,211
1,195,000 Campbell Soup Co. , 5.30%, 3/20/26  1,203
8,615,000 Caterpillar Financial Services Corp. , (U.S.
Secured Overnight Financing Rate + 0.520%),
5.89%, 6/13/25 (b) 8,640
1,550,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,548
471,000 Coty Inc. 144A, 5.00%, 4/15/26 (a) 466
4,610,000 Daimler Truck Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.750%), 6.14%, 12/13/24 (a)(b) 4,619
3,580,000 Daimler Truck Finance North America LLC
144A, 5.20%, 1/17/25 (a) 3,576
1,000,000 Daimler Truck Finance North America LLC
144A, 5.00%, 1/15/27 (a) 1,004
4,570,000 Daimler Truck Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.960%), 6.33%, 9/25/27 (a)(b) 4,584
1,300,000 Ford Motor Credit Co. LLC , 3.66%, 9/08/24  1,297
1,340,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  1,334
3,600,000 Ford Motor Credit Co. LLC , (U.S. Secured
Overnight Financing Rate + 2.950%), 8.34%,
3/06/26 (b) 3,714
3,060,000 Ford Motor Credit Co. LLC , 5.85%, 5/17/27  3,093
1,550,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  1,546
1,410,000 General Mills Inc. , 4.70%, 1/30/27  1,408
5,640,000 General Motors Financial Co. Inc. , (Secured
Overnight Financing Rate + 1.300%), 6.70%,
4/07/25 (b) 5,673
4,000,000 General Motors Financial Co. Inc. , 1.25%,
1/08/26  3,788
2,720,000 General Motors Financial Co. Inc. , 5.40%,
5/08/27  2,751
6,950,000 General Motors Financial Co. Inc. , (Secured
Overnight Financing Rate + 1.050%), 6.46%,
7/15/27 (b) 6,955
1,365,000 Genuine Parts Co. , 1.75%, 2/01/25  1,338
3,550,000 Glencore Funding LLC 144A, 5.34%, 4/04/27 (a) 3,586
645,000 Graphic Packaging International LLC , 4.13%,
8/15/24  644
1,065,000 Group 1 Automotive Inc. 144A, 6.38%,
1/15/30 (a) 1,077
1,550,000 HCA Inc. , 5.38%, 2/01/25  1,547
6,845,000 Hewlett Packard Enterprise Co. , 5.90%,
10/01/24  6,846
7,585,000 Home Depot Inc. , 5.15%, 6/25/26  7,665
5,210,000 Hyundai Capital America 144A, 5.80%,
6/26/25 (a) 5,234
4,250,000 Hyundai Capital America 144A, (U.S. Secured
Overnight Financing Rate + 1.150%), 6.51%,
8/04/25 (a)(b) 4,272
1,880,000 Hyundai Capital America 144A, 6.25%,
11/03/25 (a) 1,905
6,285,000 Hyundai Capital America 144A, (U.S. Secured
Overnight Financing Rate + 1.500%), 6.91%,
1/08/27 (a)(b)(e) 6,382
2,075,000 JDE Peet's NV 144A, 0.80%, 9/24/24 (a) 2,057
2,750,000 John Deere Capital Corp. , 4.95%, 6/06/25  2,749
3,025,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (a) 2,945
Principal
or Shares Security Description
Value
(000)
3,520,000 Mercedes-Benz Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.930%), 6.30%, 3/30/25 (a)(b) $ 3,537
6,735,000 Mercedes-Benz Finance North America LLC
144A, 5.38%, 8/01/25 (a) 6,754
7,285,000 Mercedes-Benz Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.630%), 6.00%, 7/31/26 (a)(b) 7,297
1,990,000 Meritage Homes Corp. , 5.13%, 6/06/27 (e) 1,992
3,620,000 Microchip Technology Inc. , 0.98%, 9/01/24  3,604
3,645,000 Newmont Corp./Newcrest Finance Pty Ltd.
144A, 5.30%, 3/15/26 (a) 3,668
2,900,000 Oracle Corp. , 2.80%, 4/01/27  2,761
2,360,000 Owens Corning , 5.50%, 6/15/27  2,406
1,550,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,513
4,525,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 3.95%, 3/10/25 (a) 4,481
1,965,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.35%, 1/12/27 (a) 1,984
155,000 Phinia Inc. 144A, 6.75%, 4/15/29 (a) 158
4,910,000 PTC Inc. 144A, 3.63%, 2/15/25 (a) 4,855
1,865,000 Quanta Services Inc. , 0.95%, 10/01/24  1,848
3,640,000 Regal Rexnord Corp. , 6.05%, 2/15/26  3,670
3,345,000 Revvity Inc. , 0.85%, 9/15/24  3,323
3,640,000 Ryder System Inc. , 5.30%, 3/15/27  3,682
3,060,000 Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (a) 2,909
3,025,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 2,962
1,550,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25 (e) 1,542
4,020,000 Toyota Motor Credit Corp. , (Secured Overnight
Financing Rate + 0.890%), 6.25%, 5/18/26 (b) 4,054
2,985,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 3,015
1,880,000 United Airlines Inc. 144A, 4.38%, 4/15/26 (a) 1,834
3,605,000 UnitedHealth Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.500%), 5.91%,
7/15/26 (b) 3,613
3,775,000 VMware LLC , 1.00%, 8/15/24  3,768
10,395,000 Volkswagen Group of America Finance LLC
144A, 5.80%, 9/12/25 (a) 10,465
8,690,000 Volkswagen Group of America Finance LLC
144A, 5.40%, 3/20/26 (a) 8,737
1,610,000 Westlake Corp. , 0.88%, 8/15/24 (e) 1,607
249,444
Utility  (5%)
2,735,000 Aethon United BR LP/Aethon United Finance
Corp. 144A, 8.25%, 2/15/26 (a) 2,773
2,485,000 Alliant Energy Finance LLC 144A, 5.40%,
6/06/27 (a) 2,520
4,180,000 American Electric Power Co. Inc. , 5.70%,
8/15/25  4,196
1,400,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (a) 1,439
3,469,000 Continental Resources Inc. 144A, 2.27%,
11/15/26 (a) 3,268
900,000 DPL Inc. , 4.13%, 7/01/25  880
6,840,000 Energy Transfer LP , 6.05%, 12/01/26  6,998
7,301,000 EQT Corp. 144A, 3.13%, 5/15/26 (a) 7,036
4,905,000 Gulfport Energy Corp. 144A, 8.00%, 5/17/26 (a) 4,974
1,835,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (a) 1,872
2,600,000 Howard Midstream Energy Partners LLC 144A,
8.88%, 7/15/28 (a) 2,769

Principal
or Shares Security Description
Value
(000)
1,935,000 Karoon USA Finance Inc. 144A, 10.50%,
5/14/29 (a) $ 1,966
9,600,000 National Fuel Gas Co. , 5.50%, 10/01/26  9,687
4,000,000 NextEra Energy Capital Holdings Inc. , 5.75%,
9/01/25  4,029
10,090,000 NextEra Energy Capital Holdings Inc. , 4.95%,
1/29/26  10,104
3,125,000 ONEOK Inc. , 5.55%, 11/01/26  3,170
3,920,000 Ovintiv Inc. , 5.65%, 5/15/25  3,923
1,345,000 SM Energy Co. 144A, 6.75%, 8/01/29 (a) 1,355
1,830,000 Summit Midstream Holdings LLC 144A, 8.63%,
10/31/29 (a) 1,872
1,090,000 Sunoco LP 144A, 7.00%, 5/01/29 (a) 1,123
3,045,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 2,937
8,905,000 TransCanada PipeLines Ltd. FRN, (Secured
Overnight Financing Rate + 1.520%), 6.89%,
3/09/26 (b) 8,911
1,950,000 Transocean Inc. 144A, 8.25%, 5/15/29 (a) 1,992
2,020,000 USA Compression Partners LP/USA Compression
Finance Corp. 144A, 7.13%, 3/15/29 (a) 2,057
900,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 882
92,733
Total Corporate Bond (Cost - $771,317)
776,274
Mortgage Backed (9%
)
3,897,567 ACREC LLC 2023-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.230%),
7.56%, 2/19/38 (a)(b) 3,928
3,200,000 AREIT Ltd. 2024-CRE9 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.686%),
7.02%, 5/17/41 (a)(b) 3,213
533,651 BDS 2021-FL8 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.034%), 6.37%,
1/18/36 (a)(b) 535
3,940,651 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.044%), 6.37%, 10/15/37 (a)(b) 3,918
7,091,690 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.442%), 6.77%, 2/15/39 (a)(b) 7,067
5,200,000 BX Commercial Mortgage Trust 2024-AIRC
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.691%), 6.99%, 8/15/39 (a)(b) 5,193
7,480,064 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.392%), 6.72%, 3/15/41 (a)(b) 7,440
4,729,779 BX Commercial Mortgage Trust 2024-MDHS
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.641%), 6.97%, 5/15/41 (a)(b) 4,723
5,931,275 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
6.35%, 2/15/38 (a)(b) 5,695
2,500,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.264%),
6.60%, 2/15/38 (a)(b) 2,347
708,481 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 7.61%,
11/25/39 (a)(b) 721
Principal
or Shares Security Description
Value
(000)
2,789,016 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 6.20%,
12/25/41 (a)(b) $ 2,786
900,460 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 6.35%,
12/25/41 (a)(b) 901
3,242,854 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200%), 6.55%,
1/25/42 (a)(b) 3,248
2,431,169 Connecticut Avenue Securities Trust 2022-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750%), 8.10%,
5/25/42 (a)(b) 2,502
2,392,107 Connecticut Avenue Securities Trust 2023-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.400%), 7.75%,
12/25/42 (a)(b) 2,468
945,206 Connecticut Avenue Securities Trust 2023-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 7.65%,
1/25/43 (a)(b) 972
3,567,911 Connecticut Avenue Securities Trust 2023-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 7.65%,
5/25/43 (a)(b) 3,664
5,071,611 Connecticut Avenue Securities Trust 2023-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900%), 7.25%,
6/25/43 (a)(b) 5,148
6,017,549 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.700%), 7.05%,
7/25/43 (a)(b) 6,060
2,634,768 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 6.45%,
2/25/44 (a)(b) 2,637
8,000,000 Connecticut Avenue Securities Trust 2024-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 6.34%,
7/25/44 (a)(b) 8,007
5,050,000 DBGS 2024-SBL 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.882%), 7.20%,
8/15/39 (a)(b) 5,025
149,454 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.334%),
5.67%, 3/25/25 (b) 149
70,052 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.750%), 6.10%,
10/25/33 (a)(b) 70
2,840,320 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 7.00%,
1/25/34 (a)(b) 2,861
5,197,917 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 6.20%,
9/25/41 (a)(b) 5,184

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
3,317,888 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 6.35%,
1/25/42 (a)(b) $ 3,321
3,477,865 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 6.65%,
2/25/42 (a)(b) 3,492
3,198,246 Freddie Mac STACR REMIC Trust 2022-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 7.45%,
3/25/42 (a)(b) 3,231
6,619,280 Freddie Mac STACR REMIC Trust 2022-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 7.35%,
4/25/42 (a)(b) 6,715
1,404,786 Freddie Mac STACR REMIC Trust 2022-DNA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.200%), 7.55%,
5/25/42 (a)(b) 1,428
5,030,919 Freddie Mac STACR REMIC Trust 2022-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.150%), 7.50%,
9/25/42 (a)(b) 5,092
3,980,951 Freddie Mac STACR REMIC Trust 2023-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 7.45%,
4/25/43 (a)(b) 4,070
7,543,975 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 7.20%,
11/25/43 (a)(b) 7,652
3,831,295 Freddie Mac STACR REMIC Trust 2024-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.350%), 6.70%,
2/25/44 (a)(b) 3,848
2,802,861 Freddie Mac STACR REMIC Trust 2022-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 7.85%,
3/25/52 (a)(b) 2,853
5,000,000 Greystone CRE Notes 2024-HC3 144A, (1
mo. Term Secured Overnight Financing Rate +
2.215%), 7.54%, 3/15/41 (a)(b) 5,016
2,700,000 GS Mortgage Securities Corp. Trust 2023-SHIP
144A, 4.94%, 9/10/38 (a)(f) 2,668
1,119,866 HIG RCP LLC 2023-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.274%),
7.60%, 9/19/38 (a)(b) 1,125
5,700,000 HTL Commercial Mortgage Trust 2024-T53
144A, 5.88%, 5/10/39 (a)(f) 5,756
3,774,605 Life Mortgage Trust 2021-BMR 144A, (1 mo.
Term Secured Overnight Financing Rate +
0.814%), 6.14%, 3/15/38 (a)(b) 3,721
Principal
or Shares Security Description
Value
(000)
2,676,112 MCR Mortgage Trust 2024-HTL 144A, (1
mo. Term Secured Overnight Financing Rate +
1.758%), 7.09%, 2/15/37 (a)(b) $ 2,672
714,243 New Residential Mortgage Loan Trust 2017-5A
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.614%), 6.96%, 6/25/57 (a)(b) 723
968,923 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 6.95%, 4/25/34 (a)(b) 970
3,950,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
0.814%), 6.14%, 3/15/36 (a)(b) 3,839
4,200,000 PFP Ltd. 2024-11 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.832%), 7.17%,
9/17/39 (a)(b) 4,193
15,545 Radnor RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850%), 7.20%, 11/25/31 (a)(b) 16
4,750,000 Shelter Growth CRE Issuer Ltd. 2023-FL5 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.754%), 8.10%, 5/19/38 (a)(b) 4,789
7,300,000 THPT Mortgage Trust 2023-THL 144A, 6.99%,
12/10/34 (a)(f) 7,459
Total Mortgage Backed (Cost - $180,697)
181,111
U.S. Treasury (15%
)
70,000,000 U.S. Treasury Bill , 5.33%, 8/20/24 (c) 69,805
60,000,000 U.S. Treasury Bill , 5.29%, 9/10/24 (c) 59,649
88,000,000 U.S. Treasury Bill , 5.33%, 9/17/24 (c) 87,395
70,000,000 U.S. Treasury Bill , 5.30%, 10/03/24 (c) 69,366
10,000,000 U.S. Treasury Bill , 5.30%, 10/22/24 (c) 9,883
Total U.S. Treasury (Cost - $296,095)
296,098
Investment Company (2%
)
7,817,019 Payden Cash Reserves Money Market Fund* 7,817
2,726,002 Payden Floating Rate Fund, SI Class* 26,688
Total Investment Company (Cost - $34,808)
34,505
Total Investments (Cost - $1,995,630) (101%)
2,001,727
Liabilities in excess of Other Assets (-1%)
(19,895)
Net Assets (100%) $ 1,981,832
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(c) Yield to maturity at time of purchase.
(d) Principal in foreign currency.
(e) All or a portion of these securities are on loan. At July 31, 2024, the total market value of the Fund’s securities on loan is $5,977 and the total market value of the collateral held by the Fund is $6,130. Amounts in 000s.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
CAD 19
USD  14 HSBC Bank USA, N.A. 09/26/2024 $ –
USD 2,877
CAD  3,931 Citibank, N.A. 09/26/2024 26
Net Unrealized Appreciation
$26